UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedules of Investments.

Schedule of Investments (unaudited)	iShares® Asia/Pacific Dividend ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 49.3%
Amcor Ltd./Australia	78,873	$785,015
AusNet Services	892,468	1,073,726
Australia & New Zealand Banking Group Ltd.	53,657	979,274
Bendigo & Adelaide Bank Ltd.	157,659	1,239,237
Commonwealth Bank of Australia	20,598	1,049,980
Fortescue Metals Group Ltd.	415,904	1,713,399
Harvey Norman Holdings Ltd.	444,538	1,092,335
Monadelphous Group Ltd.	68,394	736,572
National Australia Bank Ltd.	60,716	1,056,308
Suncorp Group Ltd.	106,451	1,007,491
Sydney Airport	219,448	1,049,669
Tabcorp Holdings Ltd.	301,454	1,022,094
Telstra Corp. Ltd.	563,186	1,277,112
Westpac Banking Corp.	56,204	1,006,087
Woodside Petroleum Ltd.	40,736	1,019,395

		16,107,694

Hong Kong — 29.2%
Giordano International Ltd.	3,314,000	1,664,032
Hang Seng Bank Ltd.	31,500	720,991
HK Electric Investments & HK Electric Investments Ltd.(a)	1,252,500	1,275,374
Kerry Properties Ltd.	172,500	712,274
New World Development Co. Ltd.	570,000	893,497
NWS Holdings Ltd.	534,000	1,222,251
PCCW Ltd.	2,490,000	1,481,935
Sino Land Co. Ltd.	450,000	806,326
VTech Holdings Ltd.	81,000	772,662

		9,549,342

Japan — 2.5%
Nissan Motor Co. Ltd.	96,700	823,500

New Zealand — 12.8%
Sky Network Television Ltd.	1,015,637	1,331,403

Security	Shares	Value

New Zealand (continued)
SKYCITY Entertainment Group Ltd.	385,749	$1,027,413
Spark New Zealand Ltd.	648,417	1,823,704

		4,182,520

Singapore — 6.0%
Singapore Telecommunications Ltd.(a)	438,000	983,721
StarHub Ltd.(a)	746,182	987,769

		1,971,490

Total Common Stocks — 99.8% (Cost: $37,986,820)		32,634,546

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(b)(c)(d)	1,606,411	1,606,893
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(c)	13,094	13,094

		1,619,987

Total Short-Term Investments — 5.0% (Cost: $1,619,674)		1,619,987

Total Investments in Securities — 104.8% (Cost: $39,606,494)		34,254,533

Other Assets, Less Liabilities — (4.8)%		(1,571,670)

Net Assets — 100.0%		$32,682,863

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	370,188	1,236,223	1,606,411	$1,606,893	$2,116	(a)	$71	$276
BlackRock Cash Funds: Treasury, SL Agency Shares	5,356	7,738	13,094	13,094	475		—	—

				$1,619,987	$2,591		$71	$276

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® Asia/Pacific Dividend ETF
January 31, 2019

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$32,634,546	$—	$—	$32,634,546
Money Market Funds	1,619,987	—	—	1,619,987

	$34,254,533	$—	$—	$34,254,533

Schedule of Investments (unaudited)	iShares® Emerging Markets Dividend ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 7.5%
AES Tiete Energia SA, NVS	2,545,200	$8,139,777
CCR SA	1,454,400	5,940,890
EDP - Energias do Brasil SA	1,212,000	5,586,219
Engie Brasil Energia SA	794,850	9,131,567
Multiplus SA	1,030,200	7,352,915
Transmissora Alianca de Energia Eletrica SA, NVS	1,515,000	10,696,662

		46,848,030

China — 9.4%
Agile Group Holdings Ltd.	1,818,000	2,404,940
Agricultural Bank of China Ltd., Class H	9,090,000	4,274,676
Bank of China Ltd., Class H	9,696,000	4,473,157
China Construction Bank Corp., Class H	4,242,000	3,789,672
China Power International Development Ltd.	38,481,999	9,906,539
Guangzhou R&F Properties Co. Ltd., Class H	3,030,000	6,016,210
Industrial & Commercial Bank of China Ltd., Class H	5,151,000	3,978,113
Seaspan Corp.(a)	1,539,543	14,317,750
Shenzhen Investment Ltd.(a)	13,332,000	4,638,429
Zhejiang Expressway Co. Ltd., Class H	4,848,000	4,967,428

		58,766,914

Czech Republic — 1.9%
CEZ AS	294,213	7,432,485
Komercni Banka AS	110,292	4,452,063

		11,884,548

Greece — 1.0%
OPAP SA	639,330	6,253,931

Indonesia — 2.3%
Bank Pembangunan Daerah Jawa Timur Tbk PT	132,380,700	7,058,409
Indo Tambangraya Megah Tbk PT	4,545,000	7,416,425

		14,474,834

Malaysia — 4.6%
Berjaya Sports Toto Bhd	12,301,813	6,787,621
British American Tobacco Malaysia Bhd	909,000	8,504,121
Malayan Banking Bhd	2,181,600	5,081,168
Sime Darby Bhd	11,483,700	6,280,149
Telekom Malaysia Bhd(a)	2,969,400	2,109,608

		28,762,667

Mexico — 2.6%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	4,817,700	7,248,735
Nemak SAB de CV(b)	11,332,200	8,921,281

		16,170,016

Philippines — 1.8%
Globe Telecom Inc.	180,285	6,988,595
PLDT Inc.	184,830	4,575,527

		11,564,122

Poland — 0.5%
Powszechny Zaklad Ubezpieczen SA	288,456	3,468,944

Qatar — 4.1%
Barwa Real Estate Co.	942,330	10,508,173
Doha Bank QPSC	1,131,402	6,548,347
United Development Co. QSC	1,965,561	9,035,392

		26,091,912

Russia — 13.8%
Alrosa PJSC	7,320,480	11,018,933
Federal Grid Co. Unified Energy System PJSC	2,173,560,000	5,516,323

Security	Shares	Value

Russia (continued)
MMC Norilsk Nickel PJSC	33,936	$7,046,462
Mobile TeleSystems PJSC, ADR, NVS	546,612	4,700,863
Moscow Exchange MICEX-RTS PJSC(c)	2,919,280	4,138,249
Novolipetsk Steel PJSC, GDR	392,991	9,195,989
PhosAgro PJSC, GDR, NVS(d)	295,425	4,023,689
Rostelecom PJSC	7,719,380	8,517,645
Severstal PJSC	848,400	12,937,430
Tatneft PJSC	902,940	11,126,995
Unipro PJSC	200,513,384	8,424,289

		86,646,867

South Africa — 4.7%
Coronation Fund Managers Ltd.(a)	872,640	2,714,588
Foschini Group Ltd. (The)	188,163	2,401,312
MTN Group Ltd.	582,972	3,823,365
RMB Holdings Ltd.	561,459	3,533,341
Telkom SA SOC Ltd.(a)	1,954,653	9,886,685
Truworths International Ltd.	606,000	3,657,920
Woolworths Holdings Ltd./South Africa	918,999	3,478,622

		29,495,833

Taiwan — 28.3%
Arcadyan Technology Corp.	4,242,000	13,048,484
Asia Cement Corp.	3,333,000	3,954,490
Asustek Computer Inc.	634,000	4,870,335
Casetek Holdings Ltd.	1,515,660	2,405,105
Chong Hong Construction Co. Ltd.	2,424,000	6,667,253
Chunghwa Telecom Co. Ltd.	1,212,000	4,221,278
Far EasTone Telecommunications Co. Ltd.	2,121,000	4,943,235
Farglory Land Development Co. Ltd.	11,285,263	13,701,815
Highwealth Construction Corp.	7,575,500	11,823,811
Huaku Development Co. Ltd.	3,055,000	7,149,862
Inventec Corp.	8,484,475	6,531,512
Makalot Industrial Co. Ltd.	1,030,829	6,375,259
Merry Electronics Co. Ltd.	1,471,943	7,474,346
Mitac Holdings Corp.	8,603,975	7,715,753
Novatek Microelectronics Corp.	1,212,000	6,233,289
President Chain Store Corp.	909,000	9,542,259
Radiant Opto-Electronics Corp.	2,121,000	6,013,349
Simplo Technology Co. Ltd.	962,600	6,955,949
Sitronix Technology Corp.	2,424,000	8,679,264
Supreme Electronics Co. Ltd.	9,090,000	8,625,018
Systex Corp.	4,242,000	8,919,916
Taiwan Cement Corp.	3,636,200	4,420,750
Taiwan Mobile Co. Ltd.	1,212,000	4,319,906
TSRC Corp.	3,030,925	2,757,494
Wistron NeWeb Corp.	1,818,707	4,463,666
WPG Holdings Ltd.	4,545,280	5,762,696

		177,576,094

Thailand — 8.5%
Advanced Info Service PCL, NVDR(a)	606,000	3,462,303
Charoen Pokphand Foods PCL, NVDR	4,757,100	4,149,187
Glow Energy PCL, NVDR	2,878,500	8,499,372
Jasmine International PCL, NVDR(a)	40,056,600	6,538,806
Kiatnakin Bank PCL, NVDR	2,939,100	6,444,054
Land & Houses PCL, NVDR	21,119,100	7,232,916
PTT Global Chemical PCL, NVDR	1,636,200	3,561,226
Sansiri PCL, NVDR(a)	117,382,266	5,072,131
Siam Cement PCL (The), NVDR	272,800	4,086,434
Thai Oil PCL, NVDR	1,878,600	4,329,333

		53,375,762

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Dividend ETF
January 31, 2019	(Percentages shown are based on Net Assets)

Security	Shares	Value

Turkey — 1.2%
Eregli Demir ve Celik Fabrikalari TAS	1,335,018	$2,189,823
Tofas Turk Otomobil Fabrikasi AS(a)	756,894	3,079,694
Turk Traktor ve Ziraat Makineleri AS	341,178	2,535,154

		7,804,671

United Arab Emirates — 2.0%
DAMAC Properties Dubai Co. PJSC	11,191,911	3,991,670
Dubai Islamic Bank PJSC	6,109,692	8,483,373

		12,475,043

Total Common Stocks — 94.2% (Cost: $575,878,152)		591,660,188

Preferred Stocks

Brazil — 3.4%
Cia. Energetica de Minas Gerais, Preference Shares, NVS	2,878,573	10,944,393
Cia. Paranaense de Energia, Preference Shares, NVS	1,060,564	10,280,146

		21,224,539

Russia — 1.2%
Bashneft PJSC, Preference Shares, NVS	281,485	7,716,476

Total Preferred Stocks — 4.6% (Cost: $23,970,101)		28,941,015

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.62%(e)(f)(g)	17,374,826	17,380,038

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	1,872,922	$1,872,922

		19,252,960

Total Short-Term Investments — 3.1% (Cost: $19,250,172)		19,252,960

Total Investments in Securities — 101.9% (Cost: $619,098,425)		639,854,163

Other Assets, Less Liabilities — (1.9)%		(12,081,621)

Net Assets — 100.0%		$627,772,542

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	10,155,601	7,219,225	17,374,826	$17,380,038	$241,809	(a)	$687	$2,733
BlackRock Cash Funds: Treasury, SL Agency Shares	504,263	1,368,659	1,872,922	1,872,922	16,186		—	—

				$19,252,960	$257,995		$687	$2,733

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini	46	03/15/19	$2,449	$104,935

Schedule of Investments (unaudited) (continued)	iShares® Emerging Markets Dividend ETF
January 31, 2019

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$591,660,188	$—	$—	$591,660,188
Preferred Stocks	28,941,015	—	—	28,941,015
Money Market Funds	19,252,960	—	—	19,252,960

	$639,854,163	$—	$—	$639,854,163

Derivative financial instruments(a)
Assets
Futures Contracts	$104,935	$—	$—	$104,935

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

Item 2.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	April 01, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	April 01, 2019

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	April 01, 2019